Note 5 - Preferred Shares - Key Assumptions (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Mar. 16, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares
Series A preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares		$ 10.98
Series A preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)		29 days
Series A preferred shares [member] | PWERM assumptions [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exit multiples		3.2
Series A preferred shares [member] | PWERM assumptions [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exit multiples		3.7
Series A preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $
Volatility
Series A preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)
Series B preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares		$ 3.51
Series B preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)		29 days
Series B preferred shares [member] | PWERM assumptions [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exit multiples		3.2
Series B preferred shares [member] | PWERM assumptions [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exit multiples		3.7
Series B preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $
Volatility
Series B preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)
Series C preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares	$ 3.23	$ 2.01
Series C preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	182 days	29 days
Series C preferred shares [member] | PWERM assumptions [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exit multiples	3.4	3.2
Series C preferred shares [member] | PWERM assumptions [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exit multiples	4.1	3.7
Series C preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $	$ 298.1
Volatility	74.00%
Series C preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	273 days